THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%

	Shares	Value
Communication Services — 4.2%
Interpublic Group of Cos	842,210	$30,883,841

Consumer Discretionary — 16.7%
Genuine Parts	248,275	30,098,379
Home Depot	69,635	22,858,385
Leggett & Platt	591,880	26,539,899
MDC Holdings	464,007	21,678,407
Target	90,425	20,686,527
		121,861,597

Consumer Staples — 3.8%
Procter & Gamble	195,315	27,305,037

Energy — 8.3%
ConocoPhillips	444,275	30,108,517
Enterprise Products Partners (A)	1,398,685	30,267,543
		60,376,060

Financials — 16.3%
Ares Management, Cl A	349,664	25,815,693
CME Group, Cl A	136,830	26,460,185
KeyCorp	1,557,760	33,678,771
Old Republic International	1,402,428	32,438,160
		118,392,809

Health Care — 10.3%
AbbVie	270,695	29,199,870
Johnson & Johnson	143,885	23,237,427
Sanofi ADR	467,280	22,527,569
		74,964,866

Industrials — 10.4%
Cummins	117,184	26,314,839
Lockheed Martin	76,995	26,570,974
Snap-on	110,610	23,111,960
		75,997,773

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology — 11.4%
Broadcom	66,370	$32,184,804
Cisco Systems	449,545	24,468,734
Paychex	234,255	26,341,975
		82,995,513

Materials — 5.9%
Dow	346,500	19,944,540
Steel Dynamics	395,545	23,131,472
		43,076,012

Real Estate — 7.9%
Lamar Advertising, Cl A ‡	268,935	30,510,676
STORE Capital ‡	849,685	27,215,410
		57,726,086

Utilities — 3.8%
Public Service Enterprise Group	458,764	27,938,728

TOTAL COMMON STOCK
(Cost $519,778,953)		721,518,322

CASH EQUIVALENT — 0.7%

FIRST AM GOV OBLIG - X, 0.030% (Cost $5,140,128)	5,140,128	5,140,128

TOTAL INVESTMENTS— 99.7% (Cost $524,919,081)		$726,658,450

Percentages are based on Net Assets of $728,677,998.

‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2021
(Unaudited)

(A)	Securities considered Master Limited Partnership. At September 30, 2021, these securities amounted to $30,267,543 or 4.2% of net assets.

ADR — American Depositary Receipt Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

HCM-QH-001-1900

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